Note 1 - Business	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Business

Panbela Therapeutics, Inc., formally known as Sun BioPharma, Inc., and its wholly owned subsidiary Panbela Therapeutics Pty Ltd, formally known as Sun BioPharma Australia Pty Ltd, (collectively “we,” “us,” “our,” and the “Company”) exist for the primary purpose of advancing the commercial development of a proprietary polyamine analogue for pancreatic cancer. We have exclusively licensed the worldwide rights to this compound, which has been designated as SBP-
101,
from the University of Florida Research Foundation, Inc. (“UFRF”). Panbela Therapeutics, Inc. was incorporated under the laws of the State of Delaware on
September
21,
2011.
Panbela Therapeutics Pty Ltd was established on
May 24, 2013
and incorporated under the laws of Australian Securities and Investments Commission.